Common Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	Jun. 30, 2022	Mar. 31, 2023	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	May 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jun. 30, 2020
Convertible preferred stock shares reserved for future issuance							44,164,654
Common stock, shares issued						150,000,000	109,044,046			111,251,660
Common stock, par value							$ 0.0001			$ 0.0001
Preferred stock shares issued						16,944,484	0			0
Number of common stock repurchased, retired and redesignated							21,250,000			21,250,000
Securities, available for offer and sale							$ 400
Common stock, shares authorized						150,000,000	1,000,000,000			1,000,000,000
Preferred stock, shares authorized							10,000,000			10,000,000
Stockholders' Equity Note, Stock Split						five-for-one
Issuance of common stock, shares							700,000
IPO [Member]
Common stock, par value					$ 17
Issuance of common stock, shares					20,930,000
Common stock, option Exercised					2,730,000
Proceeds from issuance initial public offering					$ 327,500
Common Stock Issuable Upon Conversion					84,722,420
Series C preferred stock [Member]
Preferred stock shares issued												4,296,550
Preferred stock, shares authorized												4,296,550
Treasury Stocks [Member]
Common stock, shares issued									1,626,840		22,600,000
Common stock shares held								992,648
Common shares Repurchased	992,648	206,802	1,158,089	468,751
Adimab Assignment Agreement
Common stock, shares issued														21,250,000
Common stock, par value														$ 0.00002
Preferred stock shares issued													5,000,000
Repurchased common stock, per share							$ 0.004			$ 0.004
Common stock, fair value							$ 85,000			$ 85,000
Maximum [Member]
Common stock, shares authorized					1,000,000,000							23,251,555
Maximum [Member] | IPO [Member]
Common stock, shares authorized						1,000,000,000
Maximum [Member] | Convertible Preferred Stock [Member]
Preferred stock, shares authorized												16,944,484
Minimum [Member]
Common stock, shares authorized					150,000,000							19,000,000
Minimum [Member] | IPO [Member]
Common stock, shares authorized						150,000,000
Minimum [Member] | Convertible Preferred Stock [Member]
Preferred stock, shares authorized												12,647,934